Gain and Other Item (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Gain on forgiveness of debt and gain on sale-leaseback of real estate

Gain on forgiveness of debt and gain on sale-leaseback of real estate

Gain on forgiveness of debt	$7,108,562
Gain on sale-leaseback of real estate	3,961,277

Total gain on El Paso Real Estate Transaction	$11,069,839

Fair Value Measurements for Assets Measured at Fair Value on Nonrecurring Basis

The fair value measurements for the Company’s assets measured at fair value on a nonrecurring basis as of December 31, 2013 and 2012 follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)
December 31, 2013:
Foundation reverse acquisition:
Assets	$7,475,459	$—	$—	$7,475,459	$(21,864,781)
Liabilities	(15,401,366)	—	—	(15,401,366)	—
El Paso Real Estate Transaction	3,024,550	—	2,573,633	450,917	3,958,122

					$(17,906,659)

December 31, 2012:
El Paso acquisition:
Assets	$17,768,932	$—	$—	$17,768,932	$—
Liabilities	(17,768,932)	—	—	(17,768,932)	—
Imaging Centers acquisition:
Assets	917,487	—	—	917,487	—
Liabilities	(608,439)	—	—	(608,439)	—